Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 10 - Stockholders’ Equity

Common and Preferred Stock

We have one single class of common stock and 75,000,000 authorized shares of common stock, par value $0.0001 per share.

We also have 5,000,000 authorized shares of preferred stock, $0.0001 par value per share, of which none are issued and outstanding. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. Subject to the prior rights of all classes or series of stock at the time outstanding having prior rights as to dividends or other distributions, all stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. Subject to the prior rights of creditors of the Corporation and the holders of all classes or series of stock at the time outstanding having prior rights as to distributions upon liquidation, dissolution, or winding up of the Corporation, in the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative, preemptive rights, or subscription rights.

On October 30, 2020, we issued 5,000,000 shares, at a price of $2.40 per share, of Akerna common stock in a public offering for gross proceeds of $12.0 million, offset by offering costs of approximately $1.0 million for net proceeds $11.0 million dollars.

Warrants

In connection with MTech Acquisition Corp.'s ("MTech") initial public offering, MTech sold 5,750,000 units at a purchase price of $10.00 per unit, inclusive of 750,000 units sold to the underwriters on February 8, 2018, upon the DD’ election to fully exercise their over-allotment option. Each unit consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each Mtech Public Warrant entitled the holder to purchase one share of MTech’s common stock at an exercise price of $11.50. Upon the Mergers, the Public Warrants were converted to those of Akerna at the exchange ratio of one-for-one.

A summary of our common stock warrants is presented in the following table:

	Shares Issuable Under Warrants	Weighted-average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding at June 30, 2020	5,813,804	$11.50	3.97	$—
Issued	—	—	—	—
Exercised	—	—	—	—
Expired/canceled	—	—	—	—
Outstanding at December 31, 2020	5,813,804	$11.50	3.37	$—
Issued	—	—	—	—
Exercised	—	—	—	—
Expired/canceled	—	—	—	—
Outstanding at December 31, 2021	5,813,804	$11.50	2.97	$—

There was no aggregate intrinsic value for the warrants outstanding as of December 31, 2021 and December 31, 2020.